Commitments and Contingencies - Yamal LNG Joint Venture - Additional Information (Details) m³ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 USD ($) m³	Dec. 31, 2017 USD ($) vessel	Dec. 31, 2017 USD ($) lease	Dec. 11, 2017 USD ($)	Dec. 31, 2016 USD ($)
Schedule of Equity Method Investments [Line Items]
Ownership percentage	100.00%	100.00%	100.00%	100.00%
Payments made to commitments	$ 444,493	$ 444,493	$ 444,493	$ 444,493		$ 357,602
Yamal LNG Joint Venture
Schedule of Equity Method Investments [Line Items]
Ownership percentage	50.00%	50.00%	50.00%	50.00%
Yamal LNG Joint Venture | Newbuildings
Schedule of Equity Method Investments [Line Items]
Number of vessels			6	6
Volume of vessels (in cubic meter) | m³		172
Cost of construction	$ 2,100,000
Payments made to commitments	240,100	$ 240,100	$ 240,100	$ 240,100
Secured financing	$ 751,000	$ 751,000	$ 751,000	$ 751,000	$ 816,000